Financial instruments - Movements in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Impairment provision of accounts receivable at the beginning of the year	$ 7,875	$ 10,193	$ 14,716
Impairment loss on accounts receivable for the period recognized in results	(639)	(202)	(3,369)
Write-off of receivables	(2,154)	(1,351)	0
Difference in exchange rate	1,415	(765)	(1,154)
Impairment provision of Accounts Receivable Provision at the end of the year	6,497	7,875	10,193
Trade and other receivables	2,396	3,245	4,759
Current other receivables	3,433	3,830	4,056
Trade receivables with related parties	668	800	1,378
Recovery of Insurrance	0	0	0
Impairment provision of Accounts Receivable	$ 6,497	$ 7,875	$ 10,193